Note 13 - Equity: Share-Based Payment Arrangement, Option, Activity (Tables)	12 Months Ended
Dec. 31, 2024
Warrant
Share-Based Payment Arrangement, Option, Activity

	Number of warrants	Weighted average exercise price	Weighted average remaining term (years)
Outstanding as of December 31, 2023	-	-
Issued	67,674	$4.00	5.0
Exercised	-	-	-
Forfeited or expired	-	-	-
Outstanding as of December 31, 2024	67,674	$4.00	4.3